UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177581
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 19	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 664	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
August 18, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on August 18, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated August 18, 2015
to the following prospectus(es):
Nationwide DestinationSM All American Gold 2.0, Nationwide DestinationSM [B] 2.0, Nationwide DestinationSM [EV] 2.0, Nationwide DestinationSM [L] 2.0, and Waddell & Reed Advisors Select Preferred AnnuitySM 2.0 prospectus dated May 1, 2015
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Effective September 1, 2015, for contracts issued on or after that date, the settlement options for Contract Owners that elect the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option are no longer available.
Accordingly, the following changes apply to your prospectus:
(1)	The first sentence of the Settlement Options provision of the 7% Nationwide Lifetime Income Rider sub-section of the Optional Contract Benefits, Charges, and Deductions section is deleted in its entirety and replaced with the following:
For contracts issued before September 1, 2015, if a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options.
(2)	The first sentence of the Settlement Options provision of the Nationwide Lifetime Income Capture Option sub-section of the Optional Contract Benefits, Charges, and Deductions section is deleted in its entirety and replaced with the following:
For contracts issued before September 1, 2015, when a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options.
(3)	The first sentence of the Settlement Options provision of the Nationwide Lifetime Income Track Option sub-section of the Optional Contract Benefits, Charges, and Deductions section is deleted in its entirety and replaced with the following:
For contracts issued before September 1, 2015, when a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options.
PROS-0303
1

Incorporation by Reference
The prospectus supplements dated May 14, 2015, June 29, 2015, and July 13, 2015, and the prospectus, statement of additional information, and Part C, except as modified by this supplement, that were effective May 1, 2015, previously filed with the Commission under SEC file No. 333-177581, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on August 11, 2015.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on August 11, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact